AUDITORS' REMUNERATION - Schedule of Fees Payable to Auditors by the Bank (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
All other fees	£ 0.9	£ 1.2	£ 0.5
Total fees payable to the Bank’s auditors by the Group	15.8	16.2	14.6
Total audit fees
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	14.9	15.0	14.1
– total audit fees in respect of the statutory audit of Group entities
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	14.2	13.4	12.8
All other fees	1.6	2.8	1.8
– audit of the Bank's current year Annual report
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	4.7	4.5	4.2
– audits of the Bank's subsidiaries
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	9.5	8.9	8.6
– services normally provided in connection with statutory and regulatory filings or engagements
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	0.7	1.6	1.3
Other audit-related fees
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	0.4	0.3	0.2
All other fees
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
All other fees	£ 0.5	£ 0.9	£ 0.3